INCOME TAXES -EFFECTIVE INCOME TAX RATE (Details)	12 Months Ended
	Dec. 31, 2022 Rate	Dec. 31, 2021 Rate	Dec. 31, 2020 Rate
Income Tax Disclosure [Abstract]
Statutory income tax rate	16.40%	6.40%	26.50%
Increase (reduction) in rate resulting from:
International operations subject to different tax rates	(11.20%)	(5.90%)	0.00%
Other	0.80%	0.00%	0.00%
Effective income tax rate	5.80%	0.50%	26.50%